Certain risks and concentration - PRC Regulations OptAim Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial Information:
Net revenues	$ 107,148	$ 88,565
Net loss	(7,352)	(5,276)
Net cash (used in)/provided by operating activities	3,584	(13,256)
Net (decrease)/increase in cash and cash equivalents	3,275	11,869
OptAim VIE
Financial Information:
Net revenues	10,406	8,468
Net loss	(1,221)	(147)
Net cash (used in)/provided by operating activities	915	(1,091)
Net (decrease)/increase in cash and cash equivalents	$ 915	$ (1,091)